Offsets	Aug. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Aug. 01, 2025
Fee Offset Claimed	$ 9,606.81
Explanation for Claimed Amount	An aggregate fee of $9,606.81 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on August 1, 2025 (the "August 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the August 2025 Schedule TO-I filed on October 31, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $9,606.81 filing fee paid in connection with the August 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Aug. 01, 2025
Fee Offset Claimed	$ 2,211.71
Explanation for Claimed Amount	An aggregate fee of $2,231.26 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on November 3, 2025 (the "November 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the November 2025 Schedule TO-I filed on January 30, 2026 was $19.55, as $141,554.75 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $2,211.71 portion of the filing fee paid in connection with the November 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Aug. 01, 2025
Fee Offset Claimed	$ 1,054.19
Explanation for Claimed Amount	An aggregate fee of $1,054.19 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on February 5, 2026 (the "February 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the February 2026 Schedule TO-I filed on April 10, 2026 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $1,054.19 filing fee paid in connection with the February 2026 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Aug. 01, 2025
Fee Offset Claimed	$ 1,548.99
Explanation for Claimed Amount	An aggregate fee of $1,548.99 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94201) on May 1, 2026 (the "May 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the May 2026 Schedule TO-I filed on July 27, 2026 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $1,548.99 filing fee paid in connection with the May 2026 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Aug. 01, 2025
Fee Paid with Fee Offset Source	$ 9,606.81
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Nov. 03, 2025
Fee Paid with Fee Offset Source	$ 2,211.71
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Feb. 05, 2026
Fee Paid with Fee Offset Source	$ 1,054.19
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	May 01, 2026
Fee Paid with Fee Offset Source	$ 1,548.99